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THE HARTFORD

August 12, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

Re:	Hartford Life Insurance Company Separate Account Eleven
333-151805 - Premier Innovations(SM) — HV-6776

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                   The Prospectus Supplement that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                   The text of the Registrant’s most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on August 10, 2010.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-5283.

Very truly yours,

/s/ Sadie R. Gordon

Sadie R. Gordon
Counsel